Acquisition	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Acquisition
NOTE 3. BUSINESS COMBINATION
On June 22, 2021, the Company completed the Business Combination pursuant to the Merger Agreement dated January 12, 2021. The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, HEC who was the legal acquirer, is treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Old Talkspace issuing stock for the net assets of HEC, accompanied by a recapitalization. The net assets of HEC are stated at historical cost, with no goodwill or other intangible assets recorded.
Old Talkspace was determined to be the accounting acquirer based on the following predominant factors:

•	Old Talkspace’s shareholders represent a relative majority of the voting rights in the Company and have the ability to nominate the members of the board of directors for the Company;

•	Old Talkspace’s operations prior to the acquisition represent the ongoing operations of the Company; and

•	Old Talkspace’s senior management represents a majority of the senior management of the Company.
The consolidated assets, liabilities and results of operations prior to the Business Combination are those of Old Talkspace. The shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the exchange ratio established in the Business Combination.
Upon the closing of the Business Combination, among other things, all shares of Old Talkspace’s Common Stock, par value $0.001 per share (the “Old Talkspace Common Stock”), all shares of Old Talkspace’s Series Seed Preferred Stock, par value $0.001 per share, Series
Seed-1
Preferred Stock, par value $0.001 per share, Series
Seed-2
Preferred Stock, par value $0.001 per share, Series A Preferred Stock, par value $0.001 per share, Series B Preferred Stock, par value $0.001 per share, Series C Preferred Stock, par value $0.001 per share and Series D Preferred Stock, par value $0.001 per share (collectively, the “Old Talkspace Preferred Stock” and, together with the Old Talkspace Common Stock, the “Old Talkspace Capital Stock”) and all vested options exercisable for Old Talkspace Common Stock (“Old Talkspace Vested Options”) outstanding as of immediately prior to Closing were cancelled or assumed, as applicable, and converted into the right to receive, at the election of the holders thereof, a number of shares of Talkspace’s Common Stock, par value $0.0001 per share (the “Talkspace common stock”) (or, with respect to holders of Old Talkspace Vested Options, a number of vested options exercisable for Talkspace common stock “Talkspace Vested Options”) or a combination of shares of Talkspace common stock and cash (or, with respect to holders of Old Talkspace Vested Options, a combination of Talkspace Vested Options and cash), in each case, as adjusted pursuant to the Merger Agreement, which, in the aggregate with the unvested options exercisable for Old Talkspace Common Stock assumed by Talkspace and converted into unvested options exercisable for Talkspace common stock, equaled approximately $199.3 million in cash and 109,461,534 shares of
Talkspace common stock (at a deemed value of $10.00 per share). The 109,461,534 shares consisted of 91,473,779 shares issued to holders of Old Talkspace capital stock and 17,987,755 options to purchase Talkspace common stock issued to holders of Old Talkspace stock options. The exchange ratio of 1.134140 was used to convert Old Talkspace capital stock and stock options into Talkspace capital stock and stock options.
In connection with the Business Combination, a number of investors (each, a “Subscriber”) purchased from the Company an aggregate of 30,000,000 shares of common stock (the “PIPE”), for a purchase price of $10.00 per share and an aggregate purchase price of $300.0 million (the “PIPE Shares”), pursuant to separate subscription agreements (each, a “Subscription Agreement”) entered into effective as of January 12, 2021.
In addition, in connection with the execution of the Merger Agreement, Talkspace entered into an amendment to the forward purchase agreement (as amended, the “Forward Purchase Agreement”) with HEC Master Fund LP, a Delaware limited partnership and affiliate of the Sponsor (“HEC Fund”), dated June 8, 2020. Pursuant to the Forward Purchase Agreement, HEC Fund agreed to purchase 2,500,000 forward purchase units, consisting of one share of HEC’s Class A common stock and one-half
of one warrant to purchase one share of HEC’s Class A common stock, for $10.00 per unit, or an aggregate amount of $25.0 million, in a private placement that would close concurrently with the Closing and to backstop up to $25.0 million of redemptions by stockholders of HEC (the “Forward Purchase”).
Immediately after giving effect to the redemption of 25,968,043 shares of HEC’s Class A common stock in connection with the Business Combination, the Forward Purchase and the PIPE Investment, there were 152,255,736 shares of Talkspace common stock and 33,480,000 warrants to purchase Talkspace common stock (the “Talkspace warrants”) outstanding. Upon the consummation of the Business Combination, HEC’s Class A common stock, warrants and units ceased trading on The Nasdaq Stock Market LLC (the “Nasdaq”), and Talkspace common stock and Talkspace warrants began trading on June 23, 2021 on Nasdaq under the symbols “TALK” and “TALKW,” respectively.
Upon the closing of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of common stock to 1,000,000,000 shares, $0.0001 par value per share, and authorized shares of preferred stock to 100,000,000, $0.0001 par value per share.
Public Warrants and Private Placement Warrants
As a result of the Business Combination, the Company assumed the outstanding Public Warrants to purchase 20,700,000 shares of the Company’s common stock and the outstanding Private Placement Warrants to purchase 10,280,000 shares of the Company’s common stock. Additionally, the Company issued 2,500,000 Private Placement Warrants at Closing pursuant to the Forward Purchase Agreement with HEC Fund as described above. Each whole Warrant entitles the registered holder to purchase one share of the Company’s common stock at a price of $11.50 per share, at any time commencing 30 days after the closing of the Business Combination. The warrants expire five years after the completion of the Business Combination.
Redemption of Warrants for Cash
The Company may call the Public Warrants for redemption:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of thirty (30) days’ prior written notice of redemption, or the thirty (30)-day redemption period, to each warrant holder; and

•
if, and only if, the closing price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock recapitalizations, reorganizations, recapitalizations and the like) for any twenty (20) trading days within a thirty (30)-trading day period ending on the third business day prior to the date on which we send the notice of redemption to the warrant holders.

When the Public Warrants become redeemable, the Company may exercise the redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
If the Company calls the Public Warrants for redemption for cash, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.
The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the shares of common stock issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or saleable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and be non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The Company determined the Public Warrants met the criteria to be classified as equity in accordance with ASC
815-40.
The Company valued these warrants using the instrument’s publicly listed trading price on the date of acquisition or issuance, where applicable, and included $27.9 million related to these warrants in additional paid-in
capital within stockholder’s equity.
The Private Placement Warrants are accounted for as liabilities in accordance with ASC
815-40.
As of December 31, 2021, the Company included $4.1 million within warrant liabilities in the accompanying consolidated balance sheets. See Note 8, “Fair Value Measurement” in the notes to the consolidated financial statements for further details.

Lasting
Business Acquisition [Line Items]
Acquisition
NOTE 4. ACQUISITION
On November 1, 2020, the Company completed an acquisition of Lasting, an app-based
subscription for relationship and couple counseling for a total cash consideration of $10.7 million. In addition, the Company entered into a non-competition
agreement for a total consideration of $0.9 million, which was recorded as an intangible asset and amortized over a period of 3.17 years.
Purchase price allocation
Under business combination accounting principles, the total purchase price was allocated to Lasting’s intangible assets based on their estimated fair values. The excess of the purchase price over the identifiable intangible assets was recorded as goodwill.
The purchase price allocation for the acquisition has been determined as follows:

(in thousands)	Fair Value	Amortization period (years)
Intangible assets:
Technology	$3,201	7.17
Customer relationship	1,350	1.33
Goodwill	6,134	infinite

Total purchase price	$10,685

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, the best use of the acquired assets and estimates of future performance of Lasting’s operations. In its allocation, applying the income approach, the Company determined the fair values of the Lasting technology and the non-competition
agreement. The acquired customer relationship was determined based on the cost approach.
Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company’s consolidated statements of operations and comprehensive loss.